Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule of provision benefit for income taxes

	2011	2010	2009
	(in thousands)
Current
State	$—	$63	$—
Deferred
Federal	(513)	—	—
State	(60)	—	—
Foreign	(123)	—	—

Total tax expense	$(696)	$63	$—

Reconciliation of income tax expense (benefit)

	2011	2010	2009
	(in thousands)
Statutory tax expense (benefit)	$(26,301)	$(5,520)	$(5,741)
State income tax	(4,641)	63	—
Effect of foreign tax rates	315	—	—
Effect of permanent differences	419	386	7
Change in valuation allowance	29,512	5,134	5,734

Total tax expense (benefit)	$(696)	$63	$—

Components of deferred income taxes

	2011	2010	2009
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$62,923	$21,520	$17,084
Asset retirement obligations	7,475	1,691	771
Share based compensation	10,247	3,091	2,693
Depletion carry forwards	972	972	508
Other foreign tax credits	834	—	—
Foreign tax credits	25,506	—	—
Deferred tax liabilities:
Property and equipment	(111,015)	(3,685)	(2,895)
Valuation allowances
Foreign tax credits	(25,506)	—	—
Related to acquisitions	(15,212)	—	—
Valuation allowance	(51,523)	(23,589)	(18,161)

Net deferred tax	$(95,299)	$—	$—